Note 5 - Acquisitions and Divestures (Details) - Acquisition of Blue Water (USD $)	12 Months Ended				1 Months Ended		12 Months Ended
	Dec. 31, 2012	Mar. 31, 2014	Dec. 31, 2013	Mar. 31, 2013	Apr. 27, 2012 Series C Preferred Stock [Member] Blue Water Acquisition [Member]	Apr. 27, 2012 Blue Water Acquisition [Member]	Dec. 31, 2012 Blue Water Acquisition [Member]
Note 5 - Acquisitions and Divestures (Details) - Acquisition of Blue Water [Line Items]
Cash paid						$ 1,440,085
247,876 shares of common stock issued on June 29, 2012 at $2.07 per share (in Shares)						513,103	1,013,103
20,000 shares of Series C Preferred Stock at stated value of $25 per share	5,239,524				500,000
Improvements made during option period						458,170
Total						2,911,358
Disposal wells and equipment						3,131,768
Asset retirement obligation	$ 922,386	$ 1,130,774	$ 1,119,248	$ 946,133		$ (220,410)